Accumulated Other Comprehensive Loss - Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pre-Tax
Other comprehensive income (loss), pre-tax	$ (786)	$ (356)	$ (261)
Tax
Other Comprehensive Income (Loss), Tax	(22)	6	(2)
Net of Tax
Other comprehensive (loss) income, net of tax	(808)	362	(263)
Accumulated Foreign Currency Adjustment
Pre-Tax
Other comprehensive income (loss), pre-tax	(895)	410	(366)
Tax
Other Comprehensive Income (Loss), Tax	0	0	0
Net of Tax
Other comprehensive (loss) income, net of tax	(895)	410	(366)
Defined Benefit Plans Adjustment, Net Gain (Loss)
Pre-Tax
OCI before reclassifications	19	(60)	14
Reclassification from AOCI	59	40	33
Tax
OCI before reclassifications	(5)	13	(1)
Reclassification from AOCI	(15)	(9)	(1)
Net of Tax
OCI before reclassifications	14	(47)	13
Reclassification from AOCI	44	31	32
Defined Benefit Plans Adjustment, Net Prior Service
Pre-Tax
OCI before reclassifications	10	(5)	1
Reclassification from AOCI	(1)	(1)	(1)
Tax
OCI before reclassifications	(2)	2	0
Reclassification from AOCI	0	0	0
Net of Tax
OCI before reclassifications	(8)	3	(1)
Reclassification from AOCI	(1)	(1)	(1)
Accumulated Defined Benefit Plans Adjustment, Foreign Currency
Pre-Tax
Other comprehensive income (loss), pre-tax	22	(33)	65
Tax
Other Comprehensive Income (Loss), Tax	0	0	0
Net of Tax
Other comprehensive (loss) income, net of tax	22	(33)	65
Cash Flow Hedge
Pre-Tax
Other comprehensive income (loss), pre-tax	0	5	(6)
Tax
Other Comprehensive Income (Loss), Tax	0	0	0
Net of Tax
Other comprehensive (loss) income, net of tax	0	5	(6)
Derivative Qualifying as Hedge, Excluded Component
Pre-Tax
Other comprehensive income (loss), pre-tax	0	0	(1)
Tax
Other Comprehensive Income (Loss), Tax	0	0	0
Net of Tax
Other comprehensive (loss) income, net of tax	0	0	(1)
AOCI Attributable to Noncontrolling Interest
Pre-Tax
Other comprehensive income (loss), pre-tax	0	0	0
Tax
Other Comprehensive Income (Loss), Tax	0	0	0
Net of Tax
Other comprehensive (loss) income, net of tax	0	0	0
Accumulated Other Comprehensive Loss
Pre-Tax
Other comprehensive income (loss), pre-tax	(786)	356	(261)
Tax
Other Comprehensive Income (Loss), Tax	(22)	6	(2)
Net of Tax
OCI before reclassifications	(808)	362	(263)
Other comprehensive (loss) income, net of tax	$ (808)	$ 362	$ (263)